Capital Stock - Changes in Issued and Outstanding Common Shares (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 21, 2019
Common Stock [Roll Forward]
Capital stock outstanding, Shares, Beginning Balance	536,733,733
Exercised during the year, Number	105,000
Capital stock outstanding, Shares, Ending Balance	547,357,972	536,733,733
Common Stock, Amount [Roll Forward]
Exercise of stock options	$ 1	$ 4	$ 1
Stock-based compensation	67	49	60
Exchange shares related to business combination	35
Income tax deficiency from share-based compensation			(1)
Share repurchases		(18)
Pre-combination service of replacement awards included in purchase consideration				$ 21
Employee share purchase plan	$ 4	$ 4	$ 4
Capital Stock and Additional Paid-In Capital [Member]
Common Stock [Roll Forward]
Capital stock outstanding, Shares, Beginning Balance	536,734,000	530,497,000	521,172,000
Exercised during the year, Number	105,000	536,000	131,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross	10,156,000	7,258,000	8,689,000
Stock Repurchased and Retired During Period, Shares		(1,992,000)
Common shares issued for employee share purchase plan	363,000	435,000	505,000
Capital stock outstanding, Shares, Ending Balance	547,358,000	536,734,000	530,497,000
Common Stock, Amount [Roll Forward]
Capital stock outstanding, Value, Beginning Balance	$ (2,560)	$ (2,512)	$ (2,448)
Exercise of stock options	1	4	1
Stock-based compensation	67	49	60
Exchange shares related to business combination	35
Income tax deficiency from share-based compensation			(1)
Share repurchases		(9)
Employee share purchase plan	4	4	4
Capital stock outstanding, Value, Ending Balance	$ (2,688)	$ (2,560)	$ (2,512)